UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Lisa K. Whittaker	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.,
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 101.0%
Energy — 101.0%
Andeavor Logistics	1,189,231	$41,837,147
Antero Midstream Partners	1,418,586	34,258,852
Buckeye Partners	1,316,489	41,443,074
Cheniere Energy Partners	659,080	29,217,016
Crestwood Equity Partners	143,820	4,561,970
DCP Midstream	1,287,405	41,493,063
Enable Midstream Partners	1,414,150	21,028,410
Energy Transfer	5,254,511	77,714,218
Enterprise Products Partners	3,083,767	85,266,157
EQM Midstream Partners	959,852	37,309,447
Genesis Energy	1,734,152	37,370,976
Holly Energy Partners	731,025	21,323,999
Magellan Midstream Partners	1,174,914	71,517,015
MPLX	1,528,498	50,684,994
NGL Energy Partners	1,843,008	24,032,824
NuStar Energy	1,406,104	36,432,155
Phillips 66 Partners	819,502	40,204,768
Plains All American Pipeline	2,643,537	61,700,154
Shell Midstream Partners	2,002,445	35,803,717
TC PipeLines	877,177	27,876,685
Western Midstream Partners	1,377,993	46,107,640
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $830,824,071)		867,184,281
TOTAL INVESTMENTS — 101.0%
(Cost $830,824,071)		$867,184,281

Percentages are based on Net Assets of $858,452,142.

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.1%
Energy — 76.1%
Antero Midstream GP (A)	977,619	$12,484,195
Archrock	1,753,409	17,113,272
Cheniere Energy *	521,566	33,614,929
Enbridge	1,913,823	70,792,313
EnLink Midstream (A)	2,651,280	29,561,772
Kinder Morgan	3,667,305	70,265,564
ONEOK	808,777	51,972,010
Pembina Pipeline	1,323,193	48,481,791
Plains GP Holdings, Cl A	1,451,584	33,662,233
SemGroup, Cl A	970,628	15,277,685
Tallgrass Energy, Cl A	1,500,447	33,955,115
Targa Resources	773,124	31,110,510
TransCanada ^	1,635,950	73,159,684
Williams	2,259,883	60,316,277
TOTAL COMMON STOCK
(Cost $570,333,576)		581,767,350

MASTER LIMITED PARTNERSHIPS — 23.6%
Energy — 23.6%
Andeavor Logistics	140,002	4,925,270
Antero Midstream Partners	138,659	3,348,615
Buckeye Partners	232,320	7,313,433
Cheniere Energy Partners	64,308	2,850,774
Crestwood Equity Partners	48,059	1,524,431
DCP Midstream	143,486	4,624,554
Enable Midstream Partners	137,483	2,044,372
Energy Transfer	2,317,493	34,275,721
Enterprise Products Partners	1,223,986	33,843,213
EQM Midstream Partners	131,846	5,124,854
Genesis Energy	169,595	3,654,772
Holly Energy Partners	71,085	2,073,549
Magellan Midstream Partners	362,964	22,093,619
MPLX	458,710	15,210,824
NuStar Energy	137,471	3,561,874
Phillips 66 Partners	86,881	4,262,382
Plains All American Pipeline	702,573	16,398,054
Shell Midstream Partners	195,758	3,500,153
TC PipeLines	85,590	2,720,050
Western Midstream Partners	207,026	6,927,103
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $175,265,300)		180,277,617

Schedule of Investments	February 28, 2019 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.330%
(Cost $130,810)	130,810	$130,810

REPURCHASE AGREEMENTS(B) — 0.2%
BNP Paribas
2.590%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $23,828 (collateralized by U.S. Treasury Obligation, $24,062, 2.625%, 06/30/2023, with a total market value of $24,272)	$23,826	23,826
RBC Capital Markets
2.520%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $1,168,046 (collateralized by U.S. Treasury Obligations, ranging in par value $62,285 - $233,593, 2.250%, 08/15/2027, with a total market value of $1,191,635)	1,167,964	1,167,964
TOTAL REPURCHASE AGREEMENTS
(Cost $1,191,790)		1,191,790
TOTAL INVESTMENTS — 99.9%
(Cost $746,921,476)		$763,367,567

Percentages are based on Net Assets of $763,987,398.

*	Non-income producing security.
^	Canadian security listed on the New York Stock Exchange and the Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $1,280,496.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2019, was $1,322,600.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2019.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$581,767,350	$—	$—	$581,767,350
Master Limited Partnerships	180,277,617	—	—	180,277,617
Short-Term Investment	130,810	—	—	130,810
Repurchase Agreements	—	1,191,790	—	1,191,790
Total Investments in Securities	$762,175,777	$1,191,790	$—	$763,367,567

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — 34.8%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	38,725	$471,283
BlackRock Income Trust	89,888	526,744
Brookfield Real Assets Income Fund	22,565	481,763
Eaton Vance Risk-Managed Diversified Equity Income Fund	51,474	460,178
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	42,568	412,484
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	31,852	476,506
Morgan Stanley Emerging Markets Domestic Debt Fund	75,286	514,203
Nuveen Mortgage Opportunity Term Fund	21,825	503,939
Stone Harbor Emerging Markets Income Fund	40,395	549,371
Templeton Emerging Markets Income Fund	51,496	542,767
Voya Global Equity Dividend and Premium Opportunity Fund	70,569	462,933
Western Asset Emerging Markets Debt Fund	38,043	528,798
Western Asset Mortgage Defined Opportunity Fund	23,904	491,705
TOTAL CLOSED-END FUNDS
(Cost $6,732,368)		6,422,674

COMMON STOCK — 30.0%
Energy — 1.1%
ONEOK	3,077	197,728
Financials — 20.1%
Apollo Investment	18,931	290,023
Ares Capital	18,071	312,990
BlackRock Capital Investment	52,366	326,764
BlackRock TCP Capital	21,788	314,837
Hercules Capital	23,902	334,627
Main Street Capital	8,092	315,750
New Mountain Finance	22,872	316,777
PennantPark Floating Rate Capital	23,690	310,339
PennantPark Investment	41,391	295,118
Prospect Capital	42,291	289,693
Solar Capital	14,472	310,859
TPG Specialty Lending	15,140	304,920
		3,722,697
Utilities — 8.8%
CenterPoint Energy	7,578	228,400
Dominion Energy	2,995	221,900
Duke Energy	2,635	236,254
Entergy	2,591	241,818
FirstEnergy	5,706	232,520
PPL	7,136	229,565
Southern	4,861	241,543
		1,632,000
TOTAL COMMON STOCK
(Cost $5,486,367)		5,552,425

Schedule of Investments	February 28, 2019 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
EXCHANGE TRADED FUND — 21.5%
Global X SuperDividend® REIT ETF (A)	268,378	$3,977,362
TOTAL EXCHANGE TRADED FUND
(Cost $3,997,401)		3,977,362

MASTER LIMITED PARTNERSHIPS — 8.6%
Energy — 5.5%
Alliance Resource Partners	10,534	204,360
Buckeye Partners	5,893	185,512
Holly Energy Partners	6,699	195,410
Sunoco	7,260	217,655
USA Compression Partners	13,064	208,501
		1,011,438
Industrials — 1.2%
Icahn Enterprises	2,976	221,087
Utilities — 1.9%
AmeriGas Partners	5,447	154,531
Suburban Propane Partners	9,142	198,473
		353,004
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,566,271)		1,585,529

BUSINESS DEVELOPMENT COMPANIES — 4.8%
Goldman Sachs BDC	13,958	290,885
Golub Capital BDC	16,467	303,816
TCG BDC	19,025	284,424
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $954,132)		879,125

TOTAL INVESTMENTS — 99.7%
(Cost $18,736,539)		$18,417,115

Percentages are based on Net Assets of $18,472,084.

(A) Affiliated investment.

BDC — Business Development Companies

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended February 28, 2019:

				Changes in
	Value at	Purchases at	Proceeds	Unrealized	Realized	Value at	Dividend
	11/30/2018	Cost	from Sales	Depreciation	Loss	02/28/19	Income
Global X SuperDividend® REIT ETF	$3,686,838	$316,271	$(8,627)	$(16,751)	$(369)	$3,977,362	$73,019

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA— 1.2%
Financials — 1.2%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	18,036	$445,850
Aspen Insurance Holdings, 5.625%	16,075	376,798
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	24,597	604,348
PartnerRe, 7.250%	18,028	477,201
RenaissanceRe Holdings, 5.750%	16,436	402,682
RenaissanceRe Holdings, 5.375%	18,061	416,306
TOTAL BERMUDA		2,723,185
CANADA— 0.4%
Energy — 0.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	37,955	980,757
GERMANY— 1.6%
Financials — 1.6%
Deutsche Bank Contingent Capital Trust II, 6.550%	50,566	1,259,093
Deutsche Bank Contingent Capital Trust V, 8.050%	87,441	2,252,480
TOTAL GERMANY		3,511,573
NETHERLANDS— 2.3%
Financials — 2.3%
Aegon, 6.500%	31,649	814,645
Aegon, 6.375%	63,170	1,618,415
ING Groep, 6.375%	66,007	1,692,419
ING Groep, 6.125%	44,259	1,135,243
TOTAL NETHERLANDS		5,260,722
UNITED KINGDOM— 1.2%
Financials — 1.2%
HSBC Holdings, 6.200%	82,398	2,125,044
Prudential, 6.500%	18,413	501,386
TOTAL UNITED KINGDOM		2,626,430
UNITED STATES— 92.9%
Communcation Services — 4.5%
AT&T, 5.625%	52,142	1,307,200
AT&T, 5.350%	83,506	2,094,330
Iridium Communications, 6.750%	766	558,514
Qwest, 7.000%	15,189	385,952
Qwest, 6.875%	31,654	795,782
Qwest, 6.750%	41,746	1,003,156

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Communcation Services — continued
Qwest, 6.625%	24,558	$581,288
Qwest, 6.500%	61,771	1,402,202
Qwest, 6.125%	49,004	1,087,399
United States Cellular, 7.250%	18,394	477,876
United States Cellular, 6.950%	20,995	527,604
		10,221,303
Consumer Discretionary — 0.7%
eBay, 6.000%	47,405	1,276,617
QVC, 6.375%	13,734	331,401
		1,608,018
Energy — 0.9%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	10,605	256,959
Nabors Industries, 6.000%	9,439	241,355
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	11,162	274,027
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	23,613	506,735
NuStar Logistics, 9.521%, VAR ICE LIBOR USD 3 Month+6.734%	24,762	614,346
		1,893,422
Financials — 61.8%
Allstate, 6.250%	15,317	402,837
Allstate, 5.625%	36,381	905,159
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	31,653	798,605
Allstate, Ser E, 6.625%	47,255	1,195,079
American Financial Group, 6.000%	9,882	256,537
Apollo Global Management, 6.375%	18,385	448,594
Arch Capital Group, 5.450%	20,230	468,324
Arch Capital Group, 5.250%	27,673	630,668
Ares Management, 7.000%	19,046	502,814
Associated Banc-Corp, 5.875%	6,015	152,300
Assurant, 6.500% *	4,420	481,957
Axis Capital Holdings, 5.500%	34,812	826,785
Bank of America, 7.250% *	4,857	6,294,672
Bank of America, 6.625%	69,476	1,771,638
Bank of America, 6.500%	69,474	1,806,324
Bank of America, 6.200%	69,473	1,803,519
Bank of America, 6.000%	56,865	1,481,333
Bank of America, 6.000%	85,233	2,242,480
Bank of America, 5.875%	53,966	1,375,054
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	24,696	527,013
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	20,768	456,896
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	38,336	829,208

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 3.357%, VAR ICE LIBOR USD 3 Month+0.650%	32,393	$628,424
Bank of New York Mellon, 5.200%	35,941	889,540
BB&T, 5.850%	36,380	919,323
BB&T, 5.625%	72,630	1,814,297
BB&T, 5.625%	29,445	750,847
BB&T, 5.200%	31,656	781,270
BB&T, 5.200%	27,695	681,574
Brighthouse Financial, 6.250%	23,033	573,061
Capital One Financial, 6.200%	31,648	825,696
Capital One Financial, Ser B, 6.000%	55,292	1,402,758
Capital One Financial, Ser C, 6.250%	31,651	807,101
Capital One Financial, Ser D, 6.700%	31,650	820,368
Capital One Financial, 6.000%	31,649	820,659
Capital One Financial, 5.200%	37,960	936,853
Carlyle Group, 5.875%	24,569	543,958
Charles Schwab, 6.000%	37,951	1,003,424
Charles Schwab, 5.950%	47,407	1,252,493
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	94,370	2,553,652
Citigroup, 6.300%	56,863	1,500,046
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	60,010	1,641,273
Citigroup Capital XIII, 9.121%, VAR ICE LIBOR USD 3 Month+6.370%	141,716	3,786,652
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	28,485	813,247
First Republic Bank, 5.500%	9,091	227,820
First Republic Bank, 5.500%	18,385	456,132
First Republic Bank, 5.500%	12,311	307,159
GMAC Capital Trust I, Ser 2, 8.401%, VAR ICE LIBOR USD 3 Month+5.785%	168,260	4,373,077
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	44,253	1,185,980
Goldman Sachs Group, 6.300%	42,679	1,114,776
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	63,172	1,605,201
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	12,147	237,717
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	47,456	889,800
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	47,457	887,921
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	37,941	1,071,833
Huntington Bancshares, 6.250%	37,952	971,951
JPMorgan Chase, 6.300%	55,606	1,433,523
JPMorgan Chase, 6.150%	72,626	1,887,550
JPMorgan Chase, 6.125%	90,278	2,339,103
JPMorgan Chase, 6.100%	89,964	2,332,767

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
JPMorgan Chase, 5.750%	107,063	$2,718,330
JPMorgan Chase, 5.450%	56,870	1,429,143
JPMorgan Chase, Ser T, 6.700%	56,852	1,421,300
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	31,644	840,148
KeyCorp, 5.650%	26,143	625,079
KKR, 6.750%	21,208	554,801
Legg Mason, 5.450%	31,659	770,580
MB Financial, 6.000%	12,930	325,448
MetLife, 5.625%	50,881	1,281,184
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	37,968	850,483
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	63,166	1,673,267
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	63,172	1,598,883
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	69,515	1,357,628
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	54,491	1,527,928
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,707	1,457,071
Morgan Stanley, Ser G, 6.625%	31,651	810,582
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	32,596	818,812
New York Community Capital Trust V, 6.000% *	4,670	227,102
Northern Trust, 5.850%	24,611	635,702
Oaktree Capital Group, 6.625%	11,840	294,934
Oaktree Capital Group, 6.550%	14,361	356,584
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	16,075	377,923
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	94,688	2,509,232
PNC Financial Services Group, 5.375%	27,705	695,396
Prospect Capital, 6.250%	13,273	332,621
Prudential Financial, 5.750%	36,380	906,590
Prudential Financial, 5.700%	44,890	1,115,965
Prudential Financial, 5.625%	36,381	917,529
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	31,641	857,788
Regions Financial, Ser A, 6.375%	31,651	800,770
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	24,611	650,469
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	24,599	657,777
SLM, 4.034%, VAR ICE LIBOR USD 3 Month+1.700%	6,421	429,886
State Street, 6.000%	47,409	1,225,523
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	47,407	1,232,582
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	31,652	810,608

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
State Street, 5.250%	31,655	$787,260
Stifel Financial, 5.200%	14,520	340,784
SunTrust Banks, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	11,388	258,166
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	13,160	340,844
TCF Financial, 5.700%	11,318	268,350
Torchmark, 6.125%	18,403	487,680
Unum Group, 6.250%	18,386	461,121
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	69,467	1,899,922
US Bancorp, 5.500%	36,379	933,121
US Bancorp, 4.500% *	31,655	789,476
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	63,214	1,204,227
Webster Financial, 5.250%	9,676	227,289
Wells Fargo, 7.500% *	6,204	7,959,732
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	52,636	1,447,490
Wells Fargo, 6.000%	62,647	1,630,075
Wells Fargo, 6.000%	50,144	1,283,686
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	107,975	2,750,123
Wells Fargo, 5.700%	62,649	1,582,514
Wells Fargo, 5.625%	43,269	1,082,158
Wells Fargo, 5.500%	72,030	1,790,666
Wells Fargo, 5.250%	39,360	941,098
Wells Fargo, 5.200%	47,028	1,122,558
Wells Fargo, 5.125%	40,778	965,215
WR Berkley, 5.750%	17,771	443,031
WR Berkley, 5.700%	12,187	304,066
WR Berkley, 5.625%	21,497	551,398
		139,674,320
Health Care — 2.1%
Becton Dickinson, 6.125% *	78,068	4,817,576
Industrials — 2.3%
Fortive, 5.000% *	2,210	2,297,709
Pitney Bowes, 6.700%	26,154	621,942
Stanley Black & Decker, 5.750%	47,412	1,188,619
Stanley Black & Decker, 5.375% *	11,854	1,136,798
		5,245,068
Materials — 0.6%
International Flavors & Fragrances, 6.000%	26,071	1,301,986
Real Estate — 9.4%
American Homes 4 Rent, 6.350% ‡	14,054	360,204
American Homes 4 Rent, 6.250% ‡	6,927	173,244

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
CBL & Associates Properties, Ser D, 7.375% ‡	29,764	$388,718
CBL & Associates Properties, 6.625% ‡	11,157	136,785
Crown Castle International, 6.875% ‡ *	3,155	3,517,541
Digital Realty Trust, Ser H, 7.375% ‡	22,450	570,230
Digital Realty Trust, 6.625% ‡	12,303	327,998
Digital Realty Trust, 6.350% ‡	15,317	398,089
Digital Realty Trust, 5.875% ‡	16,190	423,530
Digital Realty Trust, 5.250% ‡	12,950	303,937
EPR Properties, 5.750% ‡	9,675	220,106
Kimco Realty, 5.625% ‡	11,228	277,668
Kimco Realty, 5.250% ‡	17,104	385,353
Kimco Realty, 5.125% ‡	14,543	328,963
National Retail Properties, 5.700% ‡	17,618	432,522
National Retail Properties, 5.200% ‡	21,166	480,468
Office Properties Income Trust, 5.875% ‡	19,026	460,239
PS Business Parks, 5.750% ‡	14,066	349,540
PS Business Parks, 5.250% ‡	14,792	354,268
PS Business Parks, 5.200% ‡	12,929	296,074
Public Storage, 6.000% ‡	17,636	452,011
Public Storage, 5.875% ‡	12,311	316,885
Public Storage, 5.625% ‡	17,628	447,399
Public Storage, 5.400% ‡	18,389	463,035
Public Storage, 5.375% ‡	31,340	774,411
Public Storage, 5.200% ‡	31,660	759,207
Public Storage, 5.150% ‡	18,382	440,249
Public Storage, 5.125% ‡	12,930	307,088
Public Storage, 5.050% ‡	18,375	444,675
Public Storage, 4.950% ‡	19,939	466,573
Public Storage, 4.900% ‡	21,478	493,564
QTS Realty Trust, 7.125% ‡	6,840	174,420
QTS Realty Trust, 6.500% ‡	4,853	509,031
RLJ Lodging Trust, 1.950% ‡ *	19,783	495,960
Senior Housing Properties Trust, 6.250% ‡	15,289	398,737
Senior Housing Properties Trust, 5.625% ‡	21,472	487,629
SL Green Realty, 6.500% ‡	14,080	365,095
Spirit Realty Capital, 6.000% ‡	11,161	256,926
VEREIT, Ser F, 6.700% ‡	67,639	1,682,858
Vornado Realty Trust, 5.700% ‡	18,387	459,675
Vornado Realty Trust, 5.400% ‡	18,375	442,470

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Vornado Realty Trust, 5.250% ‡	19,584	$442,403
		21,265,778
Utilities — 10.6%
Alabama Power, 5.000%	16,190	402,483
CenterPoint Energy, 7.000%	30,874	1,613,475
CMS Energy, 5.625%	12,864	320,828
Dominion Energy, 5.250%	50,568	1,261,672
DTE Energy, 6.000%	17,180	460,080
DTE Energy, 5.375%	18,392	471,571
DTE Energy, 5.250%	24,588	617,897
Duke Energy, 5.625%	31,652	805,543
Duke Energy, 5.125%	31,656	771,457
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	27,385	670,932
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	27,695	672,158
Entergy Arkansas, 4.875%	25,212	626,770
Entergy Louisiana, 4.875%	17,379	432,390
Entergy Mississippi, 4.900%	17,086	426,979
Entergy New Orleans, 5.500%	7,108	190,850
Georgia Power, 5.000%	17,379	435,865
NextEra Energy Capital Holdings, 5.250%	36,067	911,053
NextEra Energy Capital Holdings, 5.125%	31,659	747,152
NextEra Energy Capital Holdings, 5.000%	27,694	638,347
Pacific Gas & Electric, 6.000% *	6,808	152,227
PPL Capital Funding, Ser B, 5.900%	27,717	687,382
SCE Trust II, 5.100%	24,560	536,145
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	16,843	405,916
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	19,929	453,385
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	18,372	427,700
SCE Trust VI, 5.000%	29,210	613,410
Sempra Energy, 6.750% *	9,094	954,188
Sempra Energy, 6.000% *	27,219	2,823,155
Southern, 6.250%	63,169	1,652,501
Southern, 5.250%	27,694	683,488
Southern, 5.250%	50,569	1,257,145
Tennessee Valley Authority, 3.550%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	18,844	524,805

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 3.360%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	14,793	$380,920
		24,029,869
TOTAL UNITED STATES		210,057,340
TOTAL PREFERRED STOCK
(Cost $225,018,619)		225,160,007

MASTER LIMITED PARTNERSHIPS — 0.4%
Energy — 0.2%
NuStar Energy	14,651	348,840
Financials — 0.2%
Apollo Global Management	18,037	448,761
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $770,027)		797,601

TOTAL INVESTMENTS — 100.0%
(Cost $225,788,646)		$225,957,608

Percentages are based on Net Assets of $226,028,520.

*	Non-income producing security.
‡	Real Estate Investment Trust

ICE — Intercontinental Exchange

LIBOR – London Interbank Offered Rate

Ser – Series

USD – U.S. Dollar

VAR – Variable Rate

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 2.6%
Omnicom Group	1,068	$80,848
Viacom, Cl B	2,835	82,838
		163,686
Consumer Discretionary — 19.8%
Best Buy	1,465	100,850
Carnival	1,440	83,174
Darden Restaurants	786	88,118
Foot Locker	1,649	98,148
Gap	3,050	77,470
Garmin	1,246	104,627
Hasbro	965	81,929
Kohl's	1,325	89,476
Macy's	2,654	65,793
Nordstrom	1,670	78,958
Royal Caribbean Cruises	760	90,046
Target	1,209	87,822
Tiffany	984	93,519
VF	1,080	94,349
		1,234,279
Consumer Staples — 8.0%
Altria Group	1,540	80,711
Archer-Daniels-Midland	1,820	77,350
Hershey	754	83,453
JM Smucker	796	84,304
Procter & Gamble	840	82,782
Tyson Foods, Cl A	1,469	90,579
		499,179
Energy — 11.0%
Chevron	714	85,380
Exxon Mobil	1,075	84,957
Helmerich & Payne	1,389	75,284
Marathon Petroleum	1,355	84,024
Occidental Petroleum	1,249	82,621
Phillips 66	935	90,097
Schlumberger	2,075	91,424
Valero Energy	1,109	90,450
		684,237
Financials — 11.8%
Ameriprise Financial	736	96,881
Assurant	900	92,691
BlackRock, Cl A	211	93,519
Citizens Financial Group	2,684	99,147
Everest Re Group	376	85,017

Schedule of Investments	February 28, 2019 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Franklin Resources	2,589	$84,427
Hartford Financial Services Group	1,969	97,190
T Rowe Price Group	884	88,780
		737,652
Health Care — 5.3%
Bristol-Myers Squibb	1,559	80,538
Johnson & Johnson	610	83,350
Merck	1,061	86,249
Pfizer	1,854	80,371
		330,508
Industrials — 8.7%
3M	415	86,067
Cummins	606	93,378
Eaton	1,150	91,736
Fastenal	1,502	94,536
Illinois Tool Works	620	89,329
Johnson Controls International	2,540	89,586
		544,632
Information Technology — 16.4%
Broadcom	319	87,840
Cisco Systems	1,774	91,840
Hewlett Packard Enterprise	5,709	93,513
Intel	1,696	89,820
Juniper Networks	2,924	79,182
KLA-Tencor	906	104,634
Lam Research	600	105,653
NetApp	1,321	86,129
Paychex	1,231	94,812
Seagate Technology	2,105	98,009
Texas Instruments	861	91,077
		1,022,509
Materials — 7.9%
CF Industries Holdings	1,930	81,446
International Paper	1,869	85,638
LyondellBasell Industries, Cl A	985	84,237
Nucor	1,440	87,221
Packaging Corp of America	869	83,068
Westrock	1,830	68,405
		490,015
Real Estate — 8.2%
Apartment Investment & Management, Cl A ‡	1,667	81,566
Host Hotels & Resorts ‡	4,568	89,579
ProLogis ‡	1,254	87,856

Schedule of Investments	February 28, 2019 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Public Storage ‡	400	$84,596
SL Green Realty ‡	910	82,555
Weyerhaeuser ‡	3,379	84,103
		510,255
TOTAL COMMON STOCK
(Cost $5,935,829)		6,216,952

TOTAL INVESTMENTS — 99.7%
(Cost $5,935,829)		$6,216,952

Percentages are based on Net Assets of $6,233,063.

‡	Real Estate Investment Trust

Cl — Class

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X TargetIncomeTM 5 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X SuperDividend® ETF (A)	12,387	$231,141
Global X SuperDividend® U.S. ETF (A)	14,559	351,600
Global X U.S. Preferred ETF (A)	20,677	495,835
SPDR Blackstone	10,236	476,895
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,818	369,218
Xtrackers USD High Yield Corporate Bond ETF	9,844	486,392
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,454,727)		2,411,081

TOTAL INVESTMENTS — 100.0%
(Cost $2,454,727)		$2,411,081

Percentages are based on Net Assets of $2,412,071.

(A) Affiliated investments

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019:

				Changes in
				Unrealized
	Value at	Purchases at	Proceeds	Appreciation/		Value at	Dividend
	11/30/2018	Cost	from Sales	Depreciation	Realized Loss	02/28/19	Income
Global X SuperDividend® ETF	$459,486	$1,729	$(198,669)	$12,540	$(43,945)	$231,141	$8,162

Global X SuperDividend® U.S. ETF	360,810	1,528	(4,682)	(5,456)	(600)	351,600	5,984

Global X U.S. Preferred ETF	462,559	12,570	-	20,706	-	495,835	6,997
Totals:	$1,282,855	$15,827	$(203,351)	$27,790	$(44,545)	$1,078,576	$21,143

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X TargetIncomeTM Plus 2 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X SuperDividend® ETF (A)	18,734	$349,577
Global X SuperDividend® U.S. ETF (A)	9,774	236,042
Global X U.S. Preferred ETF (A)	20,837	499,671
SPDR Blackstone	10,315	480,576
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,901	372,051
Xtrackers USD High Yield Corporate Bond ETF	9,920	490,147
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,478,319)		2,428,064

TOTAL INVESTMENTS — 99.9%
(Cost $2,478,319)		$2,428,064

Percentages are based on Net Assets of $2,429,518.

(A) Affiliated investments

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019:

				Changes in
				Unrealized
	Value at	Purchases at	Proceeds	Appreciation/		Value at	Dividend
	11/30/2018	Cost	from Sales	Depreciation	Realized Loss	02/28/19	Income
Global X SuperDividend® ETF	$459,620	$-	$(88,805)	$(1,422)	$(19,816)	$349,577	$9,016

Global X SuperDividend® U.S. ETF	120,050	109,781	-	6,211	-	236,042	2,659

Global X U.S. Preferred ETF	462,697	16,033	-	20,941	-	499,671	7,013
Totals:	$1,042,367	$125,814	$(88,805)	$25,730	$(19,816)	$1,085,290	$18,688

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.6%
Communication Services — 5.7%
AT&T	21,602	$672,254
CenturyLink	37,486	494,440
Nexstar Media Group, Cl A	6,976	681,765
Omnicom Group	1,129	85,465
Sprint *	92,408	586,791
Telephone & Data Systems	15,569	498,986
Tribune Media, Cl A	49,894	2,306,600
Twenty-First Century Fox, Cl A	1,744	87,950
Verizon Communications	12,400	705,808
Viacom, Cl B	19,681	575,079
Walt Disney	757	85,420
		6,780,558
Consumer Discretionary — 3.9%
Bright Horizons Family Solutions *	1,078	133,672
Dunkin' Brands Group	1,544	110,319
Ford Motor	68,378	599,675
Garmin	1,460	122,596
Goodyear Tire & Rubber	28,357	560,901
Grand Canyon Education *	778	89,999
Macy's	23,088	572,352
McDonald's	9,193	1,690,041
Toll Brothers	16,373	582,879
Yum! Brands	1,362	128,709
		4,591,143
Consumer Staples — 9.9%
Archer-Daniels-Midland	16,959	720,758
Bunge	1,373	72,879
Coca-Cola	27,769	1,259,047
Costco Wholesale	1,056	230,990
Herbalife Nutrition *	9,454	530,369
Hershey	777	85,998
JM Smucker	5,486	581,022
Keurig Dr Pepper	86,069	2,164,635
Kraft Heinz	12,118	402,196
Molson Coors Brewing, Cl B	8,850	545,691
PepsiCo	13,396	1,549,113
Procter & Gamble	1,136	111,953
Sysco	25,408	1,716,310
Walmart	17,453	1,727,673
		11,698,634
Energy — 5.4%
Chevron	784	93,751
Delek US Holdings	18,050	638,609

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Exxon Mobil	14,394	$1,137,558
Helmerich & Payne	11,253	609,913
HollyFrontier	10,517	538,470
Noble Energy	26,437	585,579
PBF Energy, Cl A	16,145	501,625
Phillips 66	6,156	593,192
Targa Resources	13,817	555,996
Valero Energy	7,148	582,991
Williams	22,088	589,529
		6,427,213
Financials — 30.8%
Aflac	11,968	588,108
AGNC Investment ‡	126,677	2,235,849
Alleghany *	920	591,523
Ally Financial	22,382	606,328
Annaly Capital Management ‡	221,286	2,241,627
Assurant	6,109	629,166
Assured Guaranty	14,295	596,959
Athene Holding, Cl A *	13,072	582,358
AXA Equitable Holdings	30,823	589,336
Bank OZK	18,055	592,204
Blackstone Mortgage Trust, Cl A ‡	68,512	2,362,294
Capital One Financial	7,290	609,298
Chimera Investment ‡	35,511	656,598
Citizens Financial Group	16,786	620,075
CME Group, Cl A	452	82,223
Everest Re Group	2,621	592,634
Fifth Third Bancorp	20,680	570,354
First Horizon National	39,083	610,867
FNB	49,286	603,261
Franklin Resources	18,359	598,687
Goldman Sachs Group	2,897	569,840
Invesco	30,641	592,903
KKR	25,583	568,710
Lazard, Cl A(A)	14,956	559,803
Lincoln National	10,055	628,639
Loews	12,065	574,535
MetLife	12,820	579,336
MFA Financial ‡	316,431	2,300,453
Morgan Stanley	13,527	567,864
Navient	51,326	627,204
New Residential Investment ‡	34,876	576,849
New York Community Bancorp	53,853	673,701
Old Republic International	26,191	546,344

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PacWest Bancorp	14,648	$600,861
People's United Financial	34,855	619,025
Principal Financial Group	12,016	632,522
Prudential Financial	6,470	620,150
Reinsurance Group of America, Cl A	3,851	556,431
Starwood Property Trust ‡	108,179	2,426,455
Two Harbors Investment ‡	52,273	725,027
Umpqua Holdings	32,317	587,523
United Bankshares	16,480	632,667
Unum Group	17,305	646,515
Valley National Bancorp	55,521	586,302
White Mountains Insurance Group	1,916	1,799,871
WR Berkley	1,126	94,201
		36,453,480
Health Care — 5.9%
Cooper	386	110,392
Danaher	951	120,796
Eli Lilly	866	109,367
Encompass Health	1,298	81,956
HCA Healthcare	652	90,654
Humana	5,719	1,630,144
Johnson & Johnson	13,293	1,816,356
Merck	9,074	737,625
Pfizer	40,603	1,760,140
QIAGEN *	2,344	90,080
STERIS	767	92,776
Stryker	562	105,943
UnitedHealth Group	363	87,926
Universal Health Services, Cl B	668	92,738
		6,926,893
Industrials — 12.0%
Air Lease, Cl A	15,634	584,086
Arcosa	19,889	666,083
BWX Technologies	1,766	92,450
CH Robinson Worldwide	1,130	102,129
Esterline Technologies *	14,045	1,709,979
General Dynamics	483	82,216
Honeywell International	577	88,898
Lockheed Martin	5,836	1,805,717
Macquarie Infrastructure	13,964	570,988
Northrop Grumman	313	90,757
Raytheon	9,359	1,745,454
Republic Services, Cl A	22,426	1,758,871
Rollins	2,434	96,532

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ryder System	10,614	$659,766
Trinity Industries	25,851	605,172
United Parcel Service, Cl B	858	94,552
USG *	38,000	1,638,180
Waste Management	18,022	1,824,728
		14,216,558
Information Technology — 8.8%
Accenture, Cl A	644	103,929
Amdocs	21,648	1,202,979
Automatic Data Processing	788	120,588
Broadridge Financial Solutions	788	79,785
Citrix Systems	3,196	337,178
Fidelity National Information Services	16,154	1,747,055
Fiserv *	1,855	157,100
Genpact	3,088	102,583
Hewlett Packard Enterprise	39,040	639,475
Integrated Device Technology *	1,755	84,819
International Business Machines	687	94,895
Jack Henry & Associates	12,304	1,631,880
MAXIMUS	1,230	86,937
Micron Technology *	16,657	680,938
Motorola Solutions	10,564	1,511,920
Paychex	23,197	1,786,633
		10,368,694
Materials — 4.1%
AptarGroup	969	98,576
Bemis	2,145	113,471
Ecolab	774	130,736
Huntsman	27,578	683,659
International Paper	12,442	570,092
LyondellBasell Industries, Cl A	6,802	581,707
Olin	24,796	641,225
Reliance Steel & Aluminum	7,450	664,913
Royal Gold	1,095	96,809
Sonoco Products	1,740	100,729
United States Steel	27,644	619,502
Westrock	13,896	519,432
		4,820,851
Real Estate — 8.7%
Apple Hospitality ‡	36,807	606,579
Brixmor Property Group ‡	35,267	615,762
Colony Capital ‡	104,009	578,290
EPR Properties ‡	8,049	591,441

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Equity Commonwealth ‡ *	4,340	$141,701
Equity LifeStyle Properties ‡	9,480	1,029,907
Equity Residential ‡	1,205	88,797
Essex Property Trust ‡	323	90,388
Gaming and Leisure Properties ‡	15,930	579,533
Hospitality Properties Trust ‡	22,628	612,540
Kimco Realty ‡	35,030	616,178
Medical Properties Trust ‡	33,271	606,530
Omega Healthcare Investors ‡	14,847	533,007
Park Hotels & Resorts ‡	20,580	642,919
RLJ Lodging Trust ‡	31,339	581,965
Sabra Health Care ‡	29,471	534,015
Senior Housing Properties Trust ‡	43,533	563,752
Spirit Realty Capital ‡	15,026	580,605
Sun Communities ‡	1,079	122,542
VEREIT ‡	74,448	593,351
		10,309,802
Utilities — 4.4%
Alliant Energy	2,149	98,574
Ameren	1,491	106,219
American Electric Power	1,308	106,144
Avista	41,517	1,677,702
CenterPoint Energy	19,091	575,403
CMS Energy	2,318	126,099
Consolidated Edison	1,084	89,376
DTE Energy	969	119,730
Duke Energy	4,649	416,829
Exelon	13,994	679,968
Hawaiian Electric Industries	2,635	100,868
National Fuel Gas	1,493	89,864
NextEra Energy	665	124,834
PPL	21,691	697,799
Southern	3,343	166,114
		5,175,523
TOTAL COMMON STOCK
(Cost $118,899,749)		117,769,349

TOTAL INVESTMENTS — 99.6%
(Cost $118,899,749)		$117,769,349
Percentages are based on Net Assets of $118,192,878.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At February 28, 2019, these securities amounted to $559,803 or 0.5% of net assets.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

Cl — Class

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1400

Schedule of Investments	February 28, 2019 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.5%
Information Technology — 8.5%
Afterpay Touch Group *	553,690	$7,263,936
IRESS	440,010	3,756,542
MYOB Group	1,521,850	3,692,076
Xero *	351,398	11,875,101
TOTAL AUSTRALIA		26,587,655
CANADA— 0.2%
Information Technology — 0.2%
Hive Blockchain Technologies *	1,623,988	604,217
CHINA— 0.7%
Financials — 0.7%
Yirendai ADR (A)	154,224	2,162,220
DENMARK— 3.0%
Information Technology — 3.0%
SimCorp	102,870	9,270,750
GERMANY— 5.7%
Financials — 1.0%
Hypoport *	15,727	3,001,452
Information Technology — 4.7%
GFT Technologies	66,772	599,145
Wirecard	102,500	14,064,439
		14,663,584
TOTAL GERMANY		17,665,036
HONG KONG— 0.2%
Financials — 0.2%
Chong Sing Holdings FinTech Gr * (A)	57,366,300	526,176
JAPAN— 0.1%
Information Technology — 0.1%
Metaps * (A)	34,080	455,849
NEW ZEALAND— 0.5%
Information Technology — 0.5%
Pushpay Holdings *	695,500	1,592,585
SWITZERLAND— 6.0%
Financials — 0.6%
Leonteq *	47,503	2,017,042
Information Technology — 5.4%
Temenos	116,665	16,945,820
TOTAL SWITZERLAND		18,962,862

Schedule of Investments	February 28, 2019 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.0%
Information Technology — 1.0%
Alfa Financial Software Holdings *	760,310	$1,239,845
First Derivatives	65,442	1,906,280
TOTAL UNITED KINGDOM		3,146,125
UNITED STATES— 74.0%
Financials — 7.5%
Blucora *	119,763	3,220,427
LendingClub *	1,066,900	3,168,693
LendingTree *	31,570	10,069,252
On Deck Capital *	187,899	1,153,700
Virtu Financial, Cl A	232,837	5,853,521
		23,465,593
Health Care — 4.0%
HealthEquity *	157,015	12,636,567
Information Technology — 62.5%
Black Knight *	272,612	14,243,977
Bottomline Technologies *	103,844	5,179,739
Ellie Mae *	87,416	8,697,018
Envestnet *	115,089	7,021,580
Fidelity National Information Services	162,854	17,612,660
First Data, Cl A *	677,094	17,022,143
Fiserv *	230,800	19,546,453
Guidewire Software *	161,149	14,783,809
Intuit	83,362	20,601,251
Mitek Systems *	98,723	1,067,196
Pagseguro Digital, Cl A * (A)	313,410	8,816,223
PayPal Holdings *	203,446	19,951,950
Square, Cl A *	260,604	21,171,470
SS&C Technologies Holdings	320,791	19,754,310
		195,469,779
TOTAL UNITED STATES		231,571,939
TOTAL COMMON STOCK
(Cost $316,179,718)		312,545,414

SHORT-TERM INVESTMENT (B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.330%
(Cost $298,822)	298,822	298,822

Schedule of Investments	February 28, 2019 (Unaudited)

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.9%
BNP Paribas
2.590%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $54,433 (collateralized by U.S. Treasury Obligations, $54,968, 2.625%, 06/30/2023, with a total market value of $55,446)	$54,429	$54,429

RBC Capital Markets
2.520%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $2,668,281 (collateralized by U.S. Treasury Obligations, ranging in par value $142,284 - $533,619, 2.250%, 08/15/2027, with a total market value of $2,722,169)	2,668,094	2,668,094
TOTAL REPURCHASE AGREEMENTS
(Cost $2,722,523)		2,722,523
TOTAL INVESTMENTS — 100.9%
(Cost $319,201,063)		$315,566,759

Percentages are based on Net Assets of $312,672,799.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $2,805,805.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2019, was $3,021,345.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2019.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$312,545,414	$—	$—	$312,545,414
Short-Term Investment	298,822	—	—	298,822
Repurchase Agreements	—	2,722,523	—	2,722,523
Total Investments in Securities	$312,844,236	$2,722,523	$—	$315,566,759

Amounts designated as “—“are $0 or have been rounded to $0.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 2.3%
Industrials — 1.7%
Thomson Reuters	11,520	$625,946
Information Technology — 0.6%
Open Text	6,190	234,440
TOTAL CANADA		860,386
CHINA— 9.9%
Communication Services — 5.5%
Baidu ADR *	6,190	1,006,123
Tencent Holdings	23,820	1,018,976
		2,025,099
Consumer Discretionary — 4.4%
Alibaba Group Holding ADR *	6,646	1,216,418
JD.com ADR *	15,228	421,968
		1,638,386
TOTAL CHINA		3,663,485
GERMANY— 3.0%
Industrials — 2.7%
Siemens	9,003	985,502
Information Technology — 0.3%
Software	2,648	96,942
TOTAL GERMANY		1,082,444
JAPAN— 1.1%
Information Technology — 1.1%
Toshiba	13,400	420,104
NEW ZEALAND— 0.3%
Information Technology — 0.3%
Xero *	3,465	117,096
SOUTH KOREA— 1.0%
Information Technology — 1.0%
SK Hynix	5,646	351,400
SWITZERLAND— 0.9%
Information Technology — 0.9%
STMicroelectronics	20,900	342,348
TAIWAN— 0.9%
Information Technology — 0.9%
Global Unichip	15,180	104,319
Phison Electronics	12,690	115,452
Winbond Electronics	221,400	110,425
TOTAL TAIWAN		330,196

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.8%
Industrials — 1.5%
Experian	20,898	$545,785
Information Technology — 0.3%
Avast *	26,700	109,578
TOTAL UNITED KINGDOM		655,363
UNITED STATES— 78.5%
Communication Services — 11.3%
Alphabet, Cl A *	932	1,049,944
Facebook, Cl A *	7,002	1,130,473
Netflix *	3,138	1,123,718
Snap, Cl A *	22,395	219,471
Twitter *	17,582	541,174
Yelp, Cl A *	2,817	104,961
		4,169,741
Consumer Discretionary — 5.0%
Amazon.com *	616	1,010,135
eBay	22,222	825,547
		1,835,682
Industrials — 7.2%
Axon Enterprise *	2,079	111,913
Lockheed Martin	1,180	365,104
Nielsen Holdings	8,124	212,849
Northrop Grumman	1,238	358,970
Raytheon	6,117	1,140,821
Verisk Analytics, Cl A	3,774	477,147
		2,666,804
Information Technology — 55.0%
Adobe *	4,122	1,082,025
Advanced Micro Devices *	23,083	543,143
Autodesk *	2,433	396,603
Blackbaud	1,465	113,157
Broadridge Financial Solutions	2,674	270,742
Cornerstone OnDemand *	1,842	104,073
Cypress Semiconductor	8,263	127,498
DXC Technology	6,420	422,821
Envestnet *	1,943	118,542
Fair Isaac *	662	164,057
FireEye *	5,931	99,404
First Data, Cl A *	13,009	327,046
Fortinet *	3,903	338,741
Genpact	4,342	144,241
Hewlett Packard Enterprise	32,307	529,189
HubSpot *	896	150,868

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	21,079	$1,116,344
International Business Machines	7,604	1,050,341
Juniper Networks	7,899	213,905
LogMeIn	1,168	92,786
Micron Technology *	9,771	399,438
Microsoft	9,470	1,060,924
NetApp	5,473	356,839
Nuance Communications *	6,561	110,028
NVIDIA	6,769	1,044,186
Oracle	20,522	1,069,812
Pegasystems	1,847	121,366
Perspecta	5,194	109,593
PTC *	2,717	252,192
Pure Storage, Cl A *	5,823	119,255
QUALCOMM	19,520	1,042,173
salesforce.com *	6,748	1,104,310
Seagate Technology	6,555	305,201
ServiceNow *	4,137	990,563
Shopify, Cl A *	2,186	413,482
Splunk *	3,387	460,226
Symantec	14,636	329,164
Synopsys *	3,425	348,254
Tableau Software, Cl A *	1,638	216,052
Teradata *	2,699	130,551
Trade Desk, Cl A *	828	163,563
Twilio, Cl A *	1,869	227,439
Verint Systems *	2,180	116,085
VMware, Cl A *	2,218	381,075
Wix.com *	1,104	120,612
Workday, Cl A *	3,486	689,984
Xilinx	5,842	732,002
Zebra Technologies, Cl A *	1,231	246,828
Zendesk *	2,448	193,441
		20,260,164
TOTAL UNITED STATES		28,932,391
TOTAL COMMON STOCK
(Cost $37,328,495)		36,755,213
TOTAL INVESTMENTS — 99.7%
(Cost $37,328,495)		$36,755,213

Percentages are based on Net Assets of $36,855,635.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Future Analytics Tech ETF

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA— 2.0%
Information Technology — 2.0%
AMS * (A)	50,959	$1,585,755
CANADA— 0.3%
Information Technology — 0.3%
Sierra Wireless *	21,986	277,120
CHINA— 1.5%
Information Technology — 1.5%
Xiaomi, Cl B * (A)	762,400	1,161,597
FRANCE— 3.8%
Industrials — 3.8%
Legrand	22,046	1,456,027
Schneider Electric	19,438	1,514,419
TOTAL FRANCE		2,970,446
ITALY— 1.2%
Information Technology — 1.2%
Datalogic	35,209	954,206
JAPAN— 1.1%
Communication Services — 0.3%
And Factory * (A)	5,320	236,800
Information Technology — 0.8%
JIG-SAW *	7,926	210,396
Nippon Ceramic	16,370	414,397
		624,793
TOTAL JAPAN		861,593
NORWAY— 0.6%
Information Technology — 0.6%
Nordic Semiconductor *	108,314	461,321
SWEDEN— 0.8%
Information Technology — 0.8%
Fingerprint Cards, Cl B *	296,828	630,270
SWITZERLAND— 8.0%
Industrials — 1.8%
ABB	72,582	1,440,055
Information Technology — 6.2%
Landis+Gyr Group *	17,818	1,133,076
Sensirion Holding * (A)	9,101	452,675
STMicroelectronics	203,169	3,324,495
		4,910,246
TOTAL SWITZERLAND		6,350,301

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 6.4%
Information Technology — 6.4%
Advantech	422,043	$3,222,592
eMemory Technology	45,762	412,619
MediaTek	156,700	1,425,633
TOTAL TAIWAN		5,060,844
UNITED KINGDOM— 1.2%
Information Technology — 1.2%
Spirent Communications	376,475	750,126
Telit Communications *	122,530	222,302
TOTAL UNITED KINGDOM		972,428
UNITED STATES— 72.9%
Communication Services — 0.4%
ORBCOMM *	48,139	339,380
Consumer Discretionary — 8.7%
Garmin	80,383	6,749,760
Garrett Motion *	1,067	17,862
Vuzix * (A)	35,015	114,849
		6,882,471
Health Care — 8.9%
DexCom *	48,456	6,751,374
Senseonics Holdings * (A)	84,049	251,307
		7,002,681
Industrials — 19.1%
ADT (A)	454,040	3,632,320
Emerson Electric	23,236	1,583,533
Honeywell International	11,170	1,720,962
Johnson Controls International	46,839	1,652,011
Resideo Technologies *	1,847	47,468
Rockwell Automation	9,563	1,707,570
Sensata Technologies Holding *	93,206	4,728,341
		15,072,205
Information Technology — 35.8%
Alarm.com Holdings *	28,584	1,875,968
Ambarella *	20,142	813,133
Analog Devices	16,216	1,734,463
Arlo Technologies *	38,631	167,272
Badger Meter	17,566	1,033,583
Belden	24,540	1,516,326
Cisco Systems	37,269	1,929,416
Cypress Semiconductor	216,894	3,346,674

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Fitbit, Cl A *	126,539	$749,111
Impinj *	12,980	217,155
Intel	30,814	1,631,909
InterDigital	20,995	1,463,981
International Business Machines	11,382	1,572,196
Itron *	23,675	1,255,012
NETGEAR *	19,048	682,871
QUALCOMM	27,376	1,461,605
Rambus *	66,185	679,720
Silicon Laboratories *	26,143	2,118,106
Skyworks Solutions	48,865	3,990,317
		28,238,818
TOTAL UNITED STATES		57,535,555
TOTAL COMMON STOCK
(Cost $78,561,916)		78,821,436

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.330%
(Cost $426,457)	426,457	426,457

REPURCHASE AGREEMENTS(B) — 4.9%
BNP Paribas
2.590%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $77,683 (collateralized by U.S. Treasury Obligations, $78,446, 2.625%, 06/30/2023, with a total market value of $79,129)	$77,677	77,677

RBC Capital Markets
2.520%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $3,807,978 (collateralized by U.S. Treasury Obligations, ranging in par value $203,058 - $761,542, 2.250%, 08/15/2027, with a total market value of $3,884,884)	3,807,711	3,807,711
TOTAL REPURCHASE AGREEMENTS
(Cost $3,885,388)		3,885,388
TOTAL INVESTMENTS — 105.3%
(Cost $82,873,761)		$83,133,281

Percentages are based on Net Assets of $78,973,059.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $4,146,710.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2019, was $4,311,845.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2019.

Cl — Class

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Internet of Things ETF

The following is a summary of the level of inputs used as of February 28, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,821,436	$—	$—	$78,821,436
Short-Term Investment	426,457	—	—	426,457
Repurchase Agreements	—	3,885,388	—	3,885,388
Total Investments in Securities	$79,247,893	$3,885,388	$—	$83,133,281

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 2.3%
Industrials — 2.3%
ATS Automation Tooling Systems *	1,994,193	$28,058,008
Maxar Technologies (A) (B)	1,193,628	8,700,705
TOTAL CANADA		36,758,713
FINLAND— 2.6%
Industrials — 2.6%
Cargotec, Cl B	1,171,745	41,949,536
GERMANY— 1.2%
Information Technology — 1.2%
Isra Vision	464,283	19,587,658
JAPAN— 46.9%
Communication Services — 0.9%
RPA Holdings * (B)	523,280	14,619,123
Health Care — 1.1%
CYBERDYNE * (B)	2,909,684	17,146,539
Industrials — 27.3%
Daifuku	1,752,426	85,952,622
FANUC	590,378	97,795,277
Hirata (B)	227,526	12,815,200
Idec	698,280	12,689,727
Mitsubishi Electric	9,146,937	114,542,133
Nachi-Fujikoshi	528,750	20,804,213
SMC	216,484	75,357,124
Toshiba Machine	635,042	12,903,926
		432,860,222
Information Technology — 17.6%
Keyence	201,411	117,477,688
Omron	1,676,744	72,374,730
PKSHA Technology * (B)	556,452	26,992,821
Yaskawa Electric (B)	2,206,929	62,746,409
		279,591,648
TOTAL JAPAN		744,217,532
SOUTH KOREA— 1.1%
Consumer Discretionary — 0.3%
Yujin Robot * (B)	1,245,941	4,536,435
Industrials — 0.3%
DST ROBOT * (B)	3,876,916	4,274,363
Information Technology — 0.5%
Robostar (B)	186,530	3,847,689
Selvas AI * (B)	1,221,200	4,636,369
		8,484,058
TOTAL SOUTH KOREA		17,294,856

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
SWITZERLAND— 10.5%
Health Care — 3.6%
Tecan Group	249,759	$56,761,130
Industrials — 6.9%
ABB	5,485,275	108,830,014
TOTAL SWITZERLAND		165,591,144
UNITED KINGDOM— 4.0%
Information Technology — 4.0%
Renishaw	1,119,047	63,110,309
UNITED STATES— 31.2%
Consumer Discretionary — 4.6%
iRobot * (B)	590,721	73,875,568
Energy — 1.5%
Helix Energy Solutions Group *	3,140,087	23,236,644
Health Care — 9.8%
Accuray *	1,775,604	8,558,411
Intuitive Surgical *	248,559	136,113,394
TransEnterix * (B)	4,265,399	10,620,844
		155,292,649
Industrials — 6.5%
Aerovironment *	507,679	40,446,786
John Bean Technologies	674,230	63,175,351
		103,622,137
Information Technology — 8.8%
Brooks Automation	1,498,219	48,107,812
FARO Technologies *	359,346	16,461,640
NVIDIA	470,403	72,564,367
Veritone * (B)	337,919	2,084,960
		139,218,779
TOTAL UNITED STATES		495,245,777
TOTAL COMMON STOCK
(Cost $1,907,302,528)		1,583,755,525

SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional Class, 2.330%
(Cost $8,942,676)	8,942,676	8,942,676

REPURCHASE AGREEMENTS(C) — 5.1%
BNP Paribas
2.590%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $1,628,985 (collateralized by U.S. Treasury Obligation, $1,644,995, 2.625%, 6/30/2023, with a total market value of $1,659,300)	$1,628,868	1,628,868

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued

RBC Capital Markets
2.520%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $79,852,064 (collateralized by U.S. Treasury Obligations, ranging in par value $4,258,053 - $15,969,295, 2.250%, 08/15/2027, with a total market value of $81,464,738)	$79,846,475	$79,846,475
TOTAL REPURCHASE AGREEMENTS
(Cost $81,475,343)		81,475,343
TOTAL INVESTMENTS — 105.5%
(Cost $1,997,720,547)		$1,674,173,544

Percentages are based on Net Assets of $1,587,197,241.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $77,647,714.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2019, was $90,418,019.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2019.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,575,054,820	$—	$8,700,705	$1,583,755,525
Short-Term Investment	8,942,676	—	—	8,942,676
Repurchase Agreements	—	81,475,343	—	81,475,343
Total Investments in Securities	$1,583,997,496	$81,475,343	$8,700,705	$1,674,173,544

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended February 28, 2019, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended February 28, 2019, there has been no transfer between Level 1 and Level 2 instruments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA— 2.1%
Materials — 2.1%
Mineral Resources	7,349	$78,688
Orocobre *	34,538	94,357
Pilbara Minerals *	158,906	84,225
TOTAL AUSTRALIA		257,270
BELGIUM— 0.9%
Materials — 0.9%
Umicore	2,496	108,004
CHINA— 2.7%
Communication Services — 1.8%
Baidu ADR *	1,304	211,952
Materials — 0.9%
China Molybdenum, Cl H	228,872	109,628
TOTAL CHINA		321,580
FRANCE— 2.5%
Consumer Discretionary — 1.9%
Faurecia	2,167	103,490
Renault	1,775	121,737
		225,227
Materials — 0.6%
Eramet	1,125	67,575
TOTAL FRANCE		292,802
GERMANY— 4.6%
Consumer Discretionary — 4.6%
Bayerische Motoren Werke	1,912	161,788
Continental	848	139,050
Daimler	4,170	250,051
TOTAL GERMANY		550,889
HONG KONG— 0.9%
Consumer Discretionary — 0.9%
BYD, Cl H	16,100	102,961
ITALY— 1.0%
Consumer Discretionary — 1.0%
Fiat Chrysler Automobiles	8,061	119,163
JAPAN— 7.3%
Consumer Discretionary — 7.3%
Denso	2,892	124,232
Honda Motor	7,036	199,286
Mazda Motor	8,844	103,877
Nissan Motor	15,604	134,902
Toyota Motor	5,280	317,644

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$879,941
NETHERLANDS— 1.4%
Information Technology — 1.4%
NXP Semiconductors	1,879	171,590
SOUTH KOREA— 7.0%
Consumer Discretionary — 1.9%
Hyundai Motor	1,130	127,096
LG Electronics	1,661	104,117
		231,213
Information Technology — 4.0%
Samsung Electronics	9,326	373,969
Samsung SDI	534	112,763
		486,732
Materials — 1.1%
LG Chemical	387	134,368
TOTAL SOUTH KOREA		852,313
SWITZERLAND— 1.0%
Information Technology — 1.0%
STMicroelectronics	7,572	124,031
UNITED KINGDOM— 0.9%
Materials — 0.9%
Johnson Matthey	2,646	108,857
UNITED STATES— 66.2%
Communication Services — 2.9%
Alphabet, Cl A *	315	354,863
Consumer Discretionary — 14.1%
American Axle & Manufacturing Holdings *	6,328	101,881
Autoliv	1,288	105,371
BorgWarner	2,614	106,155
Dana	5,229	103,273
Delphi Automotive *	1,897	157,660
Delphi Technologies *	5,246	114,415
Ford Motor	20,361	178,566
General Motors	5,961	235,340
Harley-Davidson	2,620	97,254
Lear	728	110,707
Modine Manufacturing *	6,410	96,342
Tesla *	606	193,847
Visteon *	1,263	108,189
		1,709,000
Industrials — 11.5%
EnerSys	1,106	81,645

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
General Electric	34,422	$357,645
Honeywell International	1,604	247,128
Hyster-Yale Materials Handling	1,163	78,689
ITT	1,817	104,950
Johnson Controls International	5,163	182,099
Navistar International *	2,812	107,896
Regal Beloit	1,228	102,857
WABCO Holdings *	862	118,551
Wabtec	185	13,544
		1,395,004
Information Technology — 32.0%
Advanced Micro Devices *	6,738	158,545
Ambarella *	2,259	91,196
Apple	2,210	382,662
Cisco Systems	5,110	264,545
Cree *	1,994	108,494
Cypress Semiconductor	7,174	110,695
HP	8,360	164,943
II-VI *	2,505	106,412
Intel	6,854	362,988
Maxim Integrated Products	2,358	128,346
Micron Technology *	5,439	222,346
Microsoft	3,248	363,873
NVIDIA	2,170	334,744
ON Semiconductor *	5,676	121,921
QUALCOMM	4,952	264,387
Rogers *	744	115,506
Texas Instruments	3,441	363,989
Xilinx	1,621	203,111
		3,868,703
Materials — 5.7%
Albemarle	1,337	122,055
Alcoa *	3,288	96,996
Allegheny Technologies *	3,583	102,581
Carpenter Technology	2,050	96,227
FMC	1,365	122,168
Freeport-McMoRan Copper & Gold	11,110	143,319
		683,346
TOTAL UNITED STATES		8,010,916
TOTAL COMMON STOCK
(Cost $13,143,306)		11,900,317

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
PREFERRED STOCK — 1.4%
GERMANY— 1.4%
Consumer Discretionary — 1.4%
Volkswagen(A)
(Cost $220,418)	1,021	$175,439
TOTAL INVESTMENTS — 99.9%
(Cost $13,363,724)		$12,075,756

Percentages are based on Net Assets of $12,083,067.

*	Non-income producing security.
(A)	There is currently no stated rate.

Cl — Class

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.6%
Consumer Staples — 0.6%
Blackmores	1,451	$96,263
CANADA— 3.7%
Consumer Discretionary — 3.5%
Gildan Activewear	16,637	594,485
Consumer Staples — 0.2%
Jamieson Wellness	2,565	38,056
TOTAL CANADA		632,541
CHINA— 1.5%
Consumer Discretionary — 1.5%
Li Ning *	186,857	261,845
FINLAND— 2.6%
Consumer Discretionary — 2.6%
Amer Sports *	9,959	451,914
FRANCE— 2.7%
Consumer Staples — 2.7%
Danone	6,150	464,512
GERMANY— 5.7%
Consumer Discretionary — 5.7%
adidas	1,898	461,646
Puma	923	520,783
TOTAL GERMANY		982,429
HONG KONG— 5.5%
Consumer Discretionary — 5.5%
ANTA Sports Products	84,836	497,141
Yue Yuen Industrial Holdings	135,779	456,644
TOTAL HONG KONG		953,785
IRELAND— 3.0%
Consumer Staples — 3.0%
Glanbia^	25,303	513,729
ITALY— 1.3%
Consumer Discretionary — 1.3%
Technogym	17,200	220,535
JAPAN— 14.3%
Consumer Discretionary — 9.7%
ABC-Mart	7,057	404,453
Asics	17,057	227,079
Descente	3,040	66,224
Goldwin	2,037	248,129
Shimano	3,632	551,717

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tosho	3,224	$96,008
Xebio Holdings	2,532	28,614
Yonex	9,091	52,266
		1,674,490
Consumer Staples — 3.4%
Ariake Japan	2,765	145,801
Yakult Honsha	6,686	448,656
		594,457
Health Care — 1.2%
Tsumura	6,483	204,704
TOTAL JAPAN		2,473,651
NETHERLANDS— 1.3%
Consumer Discretionary — 0.9%
Basic-Fit *	4,640	150,582
Consumer Staples — 0.4%
Wessanen	6,466	65,272
TOTAL NETHERLANDS		215,854
SOUTH KOREA— 1.8%
Consumer Discretionary — 1.8%
Fila Korea	5,160	255,087
Youngone *	1,939	60,513
TOTAL SOUTH KOREA		315,600
TAIWAN— 6.5%
Consumer Discretionary — 5.7%
Feng TAY Enterprise	57,118	359,116
Giant Manufacturing	31,726	174,729
Merida Industry	25,088	131,242
Pou Chen	252,186	317,931
		983,018
Consumer Staples — 0.8%
Standard Foods	78,475	134,376
TOTAL TAIWAN		1,117,394
UNITED KINGDOM— 3.9%
Consumer Discretionary — 3.9%
JD Sports Fashion	83,181	515,247
Sports Direct International *	46,044	165,235
TOTAL UNITED KINGDOM		680,482
UNITED STATES— 45.4%
Consumer Discretionary — 26.3%
Columbia Sportswear	5,983	615,950
Dick's Sporting Goods	6,843	267,288

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Foot Locker	10,093	$600,734
Hibbett Sports *	1,716	31,815
Lululemon Athletica *	5,341	803,393
Nautilus *	3,549	23,175
NIKE, Cl B	7,253	621,800
Nutrisystem	1,677	72,581
Planet Fitness, Cl A *	7,478	439,557
Under Armour, Cl A *	15,842	357,237
VF	6,326	552,639
Weight Watchers International *	5,594	113,167
Zumiez *	1,944	48,017
		4,547,353
Consumer Staples — 12.2%
Calavo Growers	1,474	125,482
Cal-Maine Foods	3,708	163,523
Hain Celestial Group *	8,774	172,585
Herbalife Nutrition *	9,683	543,216
Medifast	502	63,970
Nu Skin Enterprises, Cl A	4,511	271,156
Sanderson Farms	1,931	222,451
Sprouts Farmers Market *	11,380	265,382
SunOpta *	6,678	17,363
United Natural Foods *	4,240	63,642
USANA Health Sciences *	2,027	199,660
		2,108,430
Health Care — 6.6%
DexCom *	6,760	941,871
Prestige Consumer Healthcare *	4,487	131,290
Tivity Health *	3,347	71,626
		1,144,787
Information Technology — 0.3%
Fitbit, Cl A *	9,074	53,718
TOTAL UNITED STATES		7,854,288
TOTAL COMMON STOCK
(Cost $16,929,632)		17,234,822
TOTAL INVESTMENTS — 99.8%
(Cost $16,929,632)		$17,234,822

Percentages are based on Net Assets of $17,261,635.

^	Irish Security listed on the Irish Stock Exchange and London Stock Exchange.
*	Non-income producing security.

Cl — Class

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.9%
Health Care — 0.9%
Cochlear	941	$114,145
Regis Healthcare	15,963	36,456
TOTAL AUSTRALIA		150,601
BELGIUM— 1.6%
Health Care — 1.6%
UCB	3,198	268,312
CANADA— 0.2%
Health Care — 0.2%
Chartwell Retirement Residences	3,883	44,226
CHINA— 0.7%
Health Care — 0.7%
BeiGene ADR *	885	121,289
DENMARK— 6.0%
Health Care — 6.0%
Genmab *	1,008	174,377
GN Store Nord	2,372	114,431
H Lundbeck	3,253	148,940
Novo Nordisk, Cl B	9,497	466,494
William Demant Holding *	4,233	127,268
TOTAL DENMARK		1,031,510
FRANCE— 2.0%
Health Care — 2.0%
BioMerieux	1,937	159,911
Korian	1,397	52,336
Orpea	1,068	126,053
TOTAL FRANCE		338,300
GERMANY— 2.1%
Health Care — 2.1%
Fresenius Medical Care & KGaA	4,653	364,953
HONG KONG— 0.2%
Health Care — 0.2%
Luye Pharma Group	40,947	30,568
ITALY— 0.3%
Health Care — 0.3%
Amplifon	2,445	45,548
JAPAN— 7.3%
Health Care — 7.3%
Chugai Pharmaceutical	9,116	619,907
Kissei Pharmaceutical	1,703	46,813

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Miraca Holdings	1,222	$32,724
Mochida Pharmaceutical	683	72,828
Nipro	3,275	43,159
Terumo	6,248	382,783
Toho Holdings	2,043	51,717
TOTAL JAPAN		1,249,931
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	5,914	44,334
SOUTH KOREA— 2.2%
Health Care — 2.2%
Celltrion *	1,733	315,079
ViroMed *	220	54,340
TOTAL SOUTH KOREA		369,419
SWEDEN— 0.5%
Health Care — 0.5%
Attendo	4,947	33,683
Elekta, Cl B	4,416	50,878
TOTAL SWEDEN		84,561
SWITZERLAND— 2.6%
Health Care — 2.6%
Sonova Holding	1,074	201,227
Straumann Holding	261	204,095
Ypsomed Holding	317	37,612
TOTAL SWITZERLAND		442,934
TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma *	7,334	42,894
UNITED KINGDOM— 1.8%
Consumer Discretionary — 0.2%
McCarthy & Stone	24,647	40,520
Health Care — 1.6%
Smith & Nephew	14,383	274,816
TOTAL UNITED KINGDOM		315,336
UNITED STATES— 70.9%
Health Care — 62.8%
AbbVie	5,145	407,690
ABIOMED *	728	243,516
ACADIA Pharmaceuticals *	2,420	64,130
Agios Pharmaceuticals *	904	58,642
Align Technology *	1,318	341,322

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Alkermes *	2,516	$83,707
Amedisys *	725	90,118
Amgen	2,772	526,902
Array BioPharma *	3,046	69,875
Becton Dickinson	2,121	527,684
Biogen Idec *	1,772	581,233
Bluebird Bio *	822	127,591
Blueprint Medicines *	708	58,191
Boston Scientific *	16,790	673,615
Brookdale Senior Living *	7,194	48,631
Celgene *	5,282	439,040
Clovis Oncology *	761	23,043
DaVita *	2,978	169,448
DENTSPLY SIRONA	3,754	156,767
DexCom *	1,430	199,242
Diplomat Pharmacy *	2,358	15,209
Edwards Lifesciences *	3,403	576,094
Ensign Group	1,713	84,708
Exact Sciences *	1,998	181,818
Exelixis *	4,871	109,062
FibroGen *	957	55,315
Glaukos *	1,557	115,483
Halozyme Therapeutics *	2,382	41,090
Incyte *	3,482	300,253
Inogen *	339	36,429
Insulet *	976	91,656
Integer Holdings *	821	74,678
Integra LifeSciences Holdings *	1,280	70,515
Ionis Pharmaceuticals *	2,062	146,381
Lexicon Pharmaceuticals *	5,576	29,664
LivaNova *	543	50,608
Medtronic	5,937	537,299
Merit Medical Systems *	1,032	57,513
Myriad Genetics *	1,607	49,865
Natus Medical *	1,347	37,218
Novocure *	2,164	116,228
NuVasive *	843	49,653
Puma Biotechnology *	696	19,356
Quest Diagnostics	2,221	192,228
Radius Health *	1,308	24,800
Regeneron Pharmaceuticals *	1,458	628,018
Sage Therapeutics *	753	119,915
Seattle Genetics *	2,589	192,311
Spectrum Pharmaceuticals *	2,277	24,614
Stryker	2,989	563,456

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Varian Medical Systems *	1,501	$201,674
Vertex Pharmaceuticals *	2,926	552,283
Wright Medical Group *	2,394	74,956
Zimmer Biomet Holdings	3,340	414,561
		10,725,298
Real Estate — 8.1%
HCP ‡	7,721	237,575
LTC Properties ‡	1,283	56,991
National Health Investors ‡	701	54,699
Omega Healthcare Investors ‡	3,285	117,932
Sabra Health Care ‡	2,727	49,413
Senior Housing Properties Trust ‡	3,086	39,964
Ventas ‡	5,858	367,590
Welltower ‡	6,115	454,405
		1,378,569
TOTAL UNITED STATES		12,103,867
TOTAL COMMON STOCK
(Cost $15,400,836)		17,048,583

TOTAL INVESTMENTS — 99.8%
(Cost $15,400,836)		$17,048,583

Percentages are based on Net Assets of $17,074,219.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
GERMANY— 0.2%
Communication Services — 0.2%
Trivago ADR *	13,171	$65,987
UNITED STATES— 99.6%
Communication Services — 24.0%
Alphabet, Cl A *	849	956,440
Cargurus, Cl A *	3,297	140,881
Facebook, Cl A *	5,382	868,924
IAC *	3,299	702,852
Live Nation Entertainment *	8,938	505,533
Match Group *	2,728	151,077
Netflix *	2,851	1,020,943
Snap, Cl A *	38,323	375,565
Spotify Technology *	6,121	857,797
TripAdvisor *	5,422	288,288
TrueCar *	9,211	66,688
Twitter *	30,406	935,896
Walt Disney	8,783	991,074
Yelp, Cl A *	3,627	135,142
Zillow Group, Cl A *	2,403	99,556
Zynga, Cl A *	33,857	176,734
		8,273,390
Consumer Discretionary — 42.9%
Amazon.com *	608	997,016
Bed Bath & Beyond	6,212	103,927
Booking Holdings *	423	717,848
Bright Horizons Family Solutions *	2,530	313,719
Capri Holdings *	6,484	295,670
CarMax *	7,752	481,399
Carter's	2,003	195,172
Carvana, Cl A *	3,753	168,360
Chegg *	4,734	187,608
Children's Place Retail Stores	720	68,803
Chipotle Mexican Grill, Cl A *	1,195	725,998
Columbia Sportswear	3,024	311,321
Dick's Sporting Goods	3,481	135,968
DSW, Cl A	3,932	116,427
eBay	21,763	808,495
Etsy *	5,230	372,742
Expedia Group	5,967	735,791
GoPro, Cl A *	17,214	100,358
Groupon, Cl A *	24,522	80,187
GrubHub *	3,767	307,312
Home Depot	5,087	941,807
K12 *	6,819	218,481

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
L Brands	12,040	$314,726
Laureate Education, Cl A *	6,188	94,615
Liberty Expedia Holdings, Cl A *	2,289	101,403
Lowe's	10,131	1,064,666
Lululemon Athletica *	5,390	810,764
NIKE, Cl B	13,012	1,115,519
Planet Fitness, Cl A *	3,762	221,130
Starbucks	14,839	1,042,589
Under Armour, Cl A *	8,036	181,212
VF	11,348	991,361
Wayfair, Cl A *	2,516	416,851
Weight Watchers International *	2,812	56,887
		14,796,132
Consumer Staples — 3.3%
Costco Wholesale	4,670	1,021,516
Sprouts Farmers Market *	5,642	131,571
		1,153,087
Financials — 1.8%
Blucora *	3,492	93,900
LendingClub *	27,154	80,647
LendingTree *	528	168,406
Nelnet, Cl A	1,630	89,357
SLM	18,771	207,419
		639,729
Industrials — 0.3%
Avis Budget Group *	3,422	122,576
Information Technology — 16.3%
Apple	5,064	876,832
Fiserv *	12,424	1,052,189
Fitbit, Cl A *	16,846	99,728
Instructure *	2,049	95,750
Intuit	5,079	1,255,173
PayPal Holdings *	11,384	1,116,429
Pluralsight, Cl A *	3,977	129,292
Square, Cl A *	12,162	988,041
		5,613,434
Real Estate — 11.0%
American Campus Communities ‡	5,909	266,260
AvalonBay Communities ‡	5,337	1,038,740
Camden Property Trust ‡	4,107	402,856
Equity Residential ‡	14,349	1,057,377
Invitation Homes ‡	22,342	513,866
UDR ‡	11,488	510,297
		3,789,396

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Millennials Thematic ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$34,387,744
TOTAL COMMON STOCK
(Cost $30,869,744)	34,453,731
TOTAL INVESTMENTS — 99.8%
(Cost $30,869,744)	$34,453,731

Percentages are based on Net Assets of $34,506,106.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 1.4%
Zayo Group Holdings *	74,931	$1,858,289
Energy — 0.3%
Matrix Service *	17,981	375,623
Industrials — 68.7%
Acuity Brands	12,631	1,643,546
Advanced Drainage Systems	14,588	370,827
AECOM *	49,507	1,532,737
Aegion, Cl A *	19,719	342,322
Altra Industrial Motion	12,723	404,719
Arconic	153,108	2,830,967
Argan	8,818	410,037
Astec Industries	9,989	381,180
Atkore International Group *	16,716	386,140
Columbus McKinnon	10,656	399,067
Crane	18,825	1,592,030
CSW Industrials *	6,967	395,586
CSX	55,477	4,031,514
Dycom Industries *	6,540	294,823
Eaton	51,471	4,105,842
EMCOR Group	18,218	1,314,064
Emerson Electric	57,863	3,943,363
Exponent	16,454	931,790
Fastenal	61,300	3,858,222
Fluor	44,546	1,674,930
Fortive	50,755	4,140,085
Genesee & Wyoming, Cl A *	18,489	1,516,098
Gibraltar Industries *	10,139	410,630
Global Brass & Copper Holdings	12,663	427,376
Gorman-Rupp	10,785	364,641
Granite Construction	14,824	690,205
Greenbrier	8,966	369,848
H&E Equipment Services	14,484	416,994
HD Supply Holdings *	56,423	2,426,753
Herc Holdings *	10,886	478,984
Hubbell, Cl B	17,328	2,045,570
Insteel Industries	17,678	402,175
Jacobs Engineering Group	45,097	3,327,257
Kansas City Southern	32,227	3,501,141
Lincoln Electric Holdings	20,412	1,764,005
Manitowoc *	24,600	442,554
MasTec *	24,900	1,075,182
MRC Global *	23,784	400,998
Mueller Industries	14,534	480,349
Mueller Water Products, Cl A	38,441	401,324

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
MYR Group *	11,767	$394,665
Norfolk Southern	21,987	3,942,269
NOW *	27,884	402,366
Pentair	54,995	2,339,487
Powell Industries	12,823	411,490
Primoris Services	17,901	418,346
Quanta Services	46,242	1,648,065
RBC Bearings *	7,840	1,098,776
Rexnord *	33,108	882,990
Rockwell Automation	22,313	3,984,209
SPX *	12,485	453,955
Sterling Construction *	27,321	399,160
Team *	24,377	380,769
Terex	23,302	782,714
Tetra Tech	17,502	1,050,470
Titan Machinery *	19,736	379,129
Trinity Industries	46,297	1,083,813
Tutor Perini *	20,993	395,088
Union Pacific	23,396	3,923,509
United Rentals *	25,699	3,458,828
Valmont Industries	6,989	954,628
Wabash National	24,187	358,935
Wabtec	30,605	2,242,122
WESCO International *	14,766	804,009
Willdan Group *	10,666	404,028
		88,519,695
Information Technology — 3.5%
Anixter International *	10,584	621,069
Badger Meter	6,939	408,291
Calix *	34,066	279,341
Trimble *	79,574	3,183,756
		4,492,457
Materials — 24.6%
AK Steel Holding *	137,219	414,402
Alcoa *	59,062	1,742,329
Allegheny Technologies *	39,778	1,138,844
Century Aluminum *	39,613	341,860
Cleveland-Cliffs	94,302	1,045,809
Commercial Metals	37,185	615,412
Eagle Materials	14,839	1,134,293
Forterra * (A)	79,181	415,700
Haynes International	11,813	415,581
Martin Marietta Materials	19,872	3,731,962
Minerals Technologies	6,739	398,949

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Materials — continued
Nucor	63,037	$3,818,151
Reliance Steel & Aluminum	22,307	1,990,900
RPM International	41,703	2,413,353
Steel Dynamics	72,729	2,714,246
Summit Materials, Cl A *	25,265	429,505
TimkenSteel *	30,905	385,076
United States Steel	56,117	1,257,582
US Concrete *	10,416	417,786
Vulcan Materials	36,297	4,045,664
Westlake Chemical	40,928	2,859,639
		31,727,043
Utilities — 1.3%
MDU Resources Group	62,075	1,640,021
TOTAL COMMON STOCK
(Cost $136,911,690)		128,613,128

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	978

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.330%
(Cost $23,228)	23,228	23,228

REPURCHASE AGREEMENTS(B) — 0.2%
BNP Paribas
2.590%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $4,231 (collateralized by U.S. Treasury Obligation, $4,273, 2.625%, 06/30/2023, with a total market value of $4,310)	4,231	4,231

RBC Capital Markets
2.520%, dated 02/28/19, to be repurchased on 03/01/19, repurchase price $207,406 (collateralized by U.S. Treasury Obligations, ranging in par value $11,060 - $41,478, 2.250%, 08/15/2027, with a total market value of $211,595)	207,391	207,391
TOTAL REPURCHASE AGREEMENTS
(Cost $211,622)		211,622
TOTAL INVESTMENTS — 100.0%
(Cost $137,147,540)		$128,848,956

Percentages are based on Net Assets of $128,900,221.

*	Non-income producing security.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

(A)	This security or a partial position of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $224,175.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2019, was $234,850.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2019.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,613,128	$—	$—	$128,613,128
Corporate Obligation	—	978	—	978
Short-Term Investment	23,228	—	—	23,228
Repurchase Agreements	—	211,622	—	211,622
Total Investments in Securities	$128,636,356	$212,600	$—	$128,848,956

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 1.3%
Consumer Discretionary — 0.7%
Gildan Activewear, Cl A	10,661	$380,278
Financials — 0.6%
Toronto-Dominion Bank	6,382	366,199
TOTAL CANADA		746,477
UNITED KINGDOM— 0.6%
Materials — 0.6%
Linde	2,207	382,341
UNITED STATES— 97.8%
Communication Services — 5.5%
Alphabet, Cl A *	322	362,749
AT&T	11,350	353,212
Comcast, Cl A	9,796	378,812
Facebook, Cl A *	2,382	384,574
Netflix *	1,064	381,019
Omnicom Group	4,529	342,845
Sprint *	56,272	357,327
Verizon Communications	6,085	346,358
Walt Disney	3,142	354,543
		3,261,439
Consumer Discretionary — 11.7%
Amazon.com *	210	344,364
Best Buy	6,030	415,104
Choice Hotels International	4,603	367,504
Darden Restaurants	3,217	360,658
eBay	10,639	395,239
Ford Motor	40,856	358,307
General Motors	9,102	359,347
Hasbro	3,885	329,837
Home Depot	1,937	358,616
Kohl's	5,082	343,187
L Brands	12,511	327,038
Lowe's	3,784	397,661
Marriott International, Cl A	3,209	401,991
NIKE, Cl B	4,318	370,182
Nordstrom	7,434	351,480
Starbucks	5,365	376,945
Tapestry	9,617	336,018
VF	4,167	364,029
Whirlpool	2,827	400,049
		6,957,556
Consumer Staples — 9.9%
Brown-Forman, Cl B	7,615	376,866

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Campbell Soup	10,004	$360,344
Clorox	2,328	367,894
Coca-Cola	7,332	332,433
Colgate-Palmolive	5,584	367,818
Costco Wholesale	1,652	361,358
Energizer Holdings	7,664	351,624
Estee Lauder, Cl A	2,774	435,352
General Mills	7,980	376,097
Hershey	3,296	364,801
Hormel Foods	8,353	362,186
Kellogg	6,024	338,910
Kimberly-Clark	3,117	364,159
McCormick	2,793	379,793
PepsiCo	3,172	366,810
Procter & Gamble	3,737	368,282
		5,874,727
Energy — 3.1%
Chevron	3,064	366,393
ConocoPhillips	5,253	356,416
Devon Energy	13,059	385,371
Hess	6,811	394,016
Occidental Petroleum	5,345	353,572
		1,855,768
Financials — 14.2%
Aflac	7,338	360,589
Allstate	4,027	380,068
American Express	3,483	375,258
BlackRock, Cl A	854	378,510
Capital One Financial	4,332	362,069
Citigroup	5,538	354,321
Discover Financial Services	5,248	375,809
FactSet Research Systems	1,625	382,151
JPMorgan Chase	3,380	352,737
KeyCorp	20,421	360,635
MetLife	7,715	348,641
Moody's	2,254	390,213
Northern Trust	3,875	361,150
Pinnacle Financial Partners	6,488	380,781
PNC Financial Services Group	2,858	360,165
Progressive	5,324	388,121
Prudential Financial	3,718	356,370
S&P Global	1,884	377,497
T Rowe Price Group	3,651	366,670
Travelers	2,818	374,540

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Umpqua Holdings	20,019	$363,945
US Bancorp	6,825	352,784
Wintrust Financial	4,801	353,690
		8,456,714
Health Care — 14.1%
Abbott Laboratories	4,994	387,634
AbbVie	4,043	320,367
Agilent Technologies	4,813	382,345
Amgen	1,728	328,458
Becton Dickinson	1,474	366,716
Biogen Idec *	1,043	342,114
Boston Scientific *	9,368	375,844
Bristol-Myers Squibb	7,086	366,063
Celgene *	4,018	333,976
CVS Health	5,345	309,101
Danaher	3,276	416,119
Edwards Lifesciences *	2,053	347,552
Eli Lilly	3,020	381,396
Illumina *	1,154	360,937
Johnson & Johnson	2,734	373,574
Merck	4,855	394,662
Mettler-Toledo International *	573	390,161
Regeneron Pharmaceuticals *	852	366,991
Thermo Fisher Scientific	1,443	374,560
Varian Medical Systems *	2,696	362,235
Vertex Pharmaceuticals *	1,862	351,453
Waters *	1,552	375,925
Zoetis, Cl A	4,152	391,243
		8,399,426
Industrials — 11.5%
3M	1,824	378,279
Alaska Air Group	5,280	325,776
Boeing	970	426,761
Cummins	2,414	371,973
Deere	2,193	359,740
Delta Air Lines	7,309	362,380
Eaton	4,951	394,941
FedEx	1,995	361,095
General Electric	39,560	411,029
Ingersoll-Rand	3,701	390,678
Lockheed Martin	1,217	376,552
Raytheon	2,089	389,599
Rockwell Automation	2,182	389,618
Southwest Airlines	6,279	351,875

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	2,166	$363,238
United Parcel Service, Cl B	3,484	383,937
Wabtec	212	15,566
Waste Management	3,679	372,499
WW Grainger	1,235	376,391
		6,801,927
Information Technology — 18.4%
Adobe *	1,402	368,025
Akamai Technologies *	5,369	374,005
Alliance Data Systems	1,989	344,097
Analog Devices	3,666	392,115
Apple	2,275	393,917
Applied Materials	9,184	352,115
Automatic Data Processing	2,577	394,358
Cisco Systems	7,586	392,727
Cognizant Technology Solutions, Cl A	5,099	361,927
Corning	11,634	404,980
HP	15,954	314,772
Intel	6,980	369,661
Intuit	1,659	409,989
Juniper Networks	12,323	333,707
Keysight Technologies *	4,916	414,959
KLA-Tencor	3,534	408,141
Lam Research	2,155	379,474
Littelfuse	1,879	362,816
Mastercard, Cl A	1,709	384,132
Microsoft	3,281	367,570
NVIDIA	2,200	339,372
Oracle	7,147	372,573
QUALCOMM	6,835	364,921
salesforce.com *	2,365	387,032
Texas Instruments	3,402	359,864
Visa, Cl A	2,495	369,559
VMware, Cl A *	2,344	402,723
Workday, Cl A *	2,029	401,600
Xilinx	3,276	410,482
		10,931,613
Materials — 3.7%
Air Products & Chemicals	2,246	406,929
Ecolab	2,271	383,595
International Flavors & Fragrances	2,495	318,113
Newmont Mining	10,582	361,058
PPG Industries	3,436	384,729

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sonoco Products	6,381	$369,396
		2,223,820
Real Estate — 2.0%
CBRE Group, Cl A *	7,884	392,308
Jones Lang LaSalle	2,462	406,525
ProLogis ‡	5,366	375,942
		1,174,775
Utilities — 3.7%
American Water Works	3,666	372,539
Entergy	3,957	369,307
Exelon	7,565	367,583
NextEra Energy	1,951	366,242
Sempra Energy	3,064	369,028
WEC Energy Group	4,704	358,821
		2,203,520
TOTAL UNITED STATES		58,141,285
TOTAL COMMON STOCK
(Cost $51,737,081)		59,270,103
TOTAL INVESTMENTS — 99.7%
(Cost $51,737,081)		$59,270,103

Percentages are based on Net Assets of $59,429,008.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 7.5%
Alphabet, Cl A *	45	$50,695
DISH Network, Cl A *	1,349	43,856
Facebook, Cl A *	268	43,269
Netflix *	151	54,073
Snap, Cl A *	3,293	32,271
TripAdvisor *	1,260	66,994
Twitter *	1,603	49,340
Zayo Group Holdings *	1,270	31,496
		371,994
Consumer Discretionary — 14.2%
Amazon.com *	30	49,195
Cheesecake Factory	888	42,002
Chipotle Mexican Grill, Cl A *	109	66,221
GrubHub *	473	38,587
L Brands	1,390	36,335
Las Vegas Sands	669	41,096
Ollie's Bargain Outlet Holdings *	749	66,077
Skechers U.S.A., Cl A *	1,610	54,144
Tesla *	160	51,181
Texas Roadhouse, Cl A	741	46,913
Under Armour, Cl A *	2,635	59,419
Urban Outfitters *	1,140	35,169
Wayfair, Cl A *	705	116,805
		703,144
Consumer Staples — 0.8%
National Beverage *	541	37,107
Energy — 3.1%
Antero Resources *	2,452	21,234
Continental Resources *	714	31,852
KLX Energy Services Holdings *	267	7,038
Laredo Petroleum *	4,384	15,037
Matador Resources *	1,444	26,858
Oasis Petroleum *	4,244	23,724
Parsley Energy, Cl A *	1,582	28,698
		154,441
Financials — 10.8%
Athene Holding, Cl A *	949	42,278
BlackRock, Cl A	90	39,890
Capital One Financial	511	42,709
Essent Group *	1,383	59,663
Green Dot, Cl A *	479	30,920
Interactive Brokers Group, Cl A	632	34,905
Intercontinental Exchange	652	50,302

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	234	$57,068
SEI Investments	736	38,824
Signature Bank NY	360	48,873
Starwood Property Trust ‡	2,394	53,697
Wintrust Financial	513	37,793
		536,922
Health Care — 16.1%
FibroGen *	1,006	58,147
Ionis Pharmaceuticals *	1,043	74,042
Jazz Pharmaceuticals *	306	42,849
Masimo *	516	67,741
Medidata Solutions *	653	48,988
MEDNAX *	992	32,647
Neurocrine Biosciences *	575	44,419
Penumbra *	372	49,725
Regeneron Pharmaceuticals *	150	64,611
Seattle Genetics *	911	67,669
Ultragenyx Pharmaceutical *	905	58,047
United Therapeutics *	426	53,799
Universal Health Services, Cl B	408	56,642
Veeva Systems, Cl A *	662	78,057
		797,383
Industrials — 5.3%
Clean Harbors *	987	67,116
CoStar Group *	126	57,649
FedEx	189	34,209
Insperity	320	40,406
TransDigm Group *	147	63,812
		263,192
Information Technology — 28.6%
2U *	579	42,672
Akamai Technologies *	661	46,045
Cognizant Technology Solutions, Cl A	576	40,885
EPAM Systems *	409	66,168
Euronet Worldwide *	592	79,517
Fortinet *	855	74,206
HubSpot *	377	63,479
IPG Photonics *	219	33,952
Monolithic Power Systems	394	52,839
Nutanix, Cl A *	937	46,934
NVIDIA	207	31,932
Paycom Software *	414	75,236
Pegasystems	769	50,531
RealPage *	873	53,436

Schedule of Investments	February 28, 2019 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
RingCentral, Cl A *	697	$73,387
salesforce.com *	391	63,987
Square, Cl A *	987	80,184
SS&C Technologies Holdings	944	58,132
Ubiquiti Networks	662	95,586
Ultimate Software Group *	195	64,643
VeriSign *	397	70,682
Workday, Cl A *	378	74,818
Zendesk *	969	76,570
		1,415,821
Materials — 1.6%
Steel Dynamics	1,047	39,074
Summit Materials, Cl A *	2,217	37,689
		76,763
Real Estate — 11.8%
Alexandria Real Estate Equities ‡	385	52,318
American Campus Communities ‡	1,220	54,973
American Homes 4 Rent, Cl A ‡	2,357	51,477
Apartment Investment & Management, Cl A ‡	1,143	55,927
Brandywine Realty Trust ‡	3,013	47,364
Camden Property Trust ‡	560	54,931
DiamondRock Hospitality ‡	4,367	46,683
GEO Group ‡	2,111	47,962
Healthcare Trust of America, Cl A ‡	1,966	56,011
Medical Properties Trust ‡	3,818	69,602
Vornado Realty Trust ‡	705	47,454
		584,702
TOTAL UNITED STATES		4,941,469
TOTAL COMMON STOCK
(Cost $4,781,076)		4,941,469
TOTAL INVESTMENTS — 99.8%
(Cost $4,781,076)		$4,941,469

Percentages are based on Net Assets of $4,949,865.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of February 28, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-0600

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: April 29, 2019

By (Signature and Title)*	/s/ Chang Kim
Chang Kim
Chief Financial Officer

Date: April 29, 2019

*	Print the name and title of each signing officer under his or her signature.